PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 22,500	$ 23,400
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 491	$ 548